LOANS RECEIVABLE, NET (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	$ 90,512,332		$ 85,781,293			$ 76,789,662
Allowance for impairment losses
Collectively assessed	1,386,907		857,813	808,679		766,673
Individually assessed
Allowance for loan losses	1,386,907	1,725,226	857,813	808,679	808,671	766,673	696,321
Loans receivable, net	89,125,425		84,923,480			76,022,989
Business Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	53,789,729		63,847,080			66,509,102
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable by credit quality indicator	$ 36,722,603		$ 21,934,213			$ 10,280,560